CERTIFICATION

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 1996 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 27 ("Amendment No. 27") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 27 was filed electronically with the Commission (Accession No. 0000950156-96-000197) on February 27, 1996:

                      EV Classic Strategic Income Fund
                      EV Marathon Strategic Income Fund


                      EATON VANCE MUTUAL FUNDS TRUST



                      By:  /s/ A. John Murphy
                           A. John Murphy, Assistant Secretary